Operating Segments - Reconciliation Of Revenue From Segments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting [Abstract]
Segments Adjusted EBITDA	$ 124,758	$ 135,724	$ 247,795	$ 266,495
Corporate costs	(21,805)	(16,920)	(40,875)	(34,461)
Depreciation and amortization	(69,585)	(70,114)	(133,008)	(135,576)
Share-based compensation	(17,736)	(3,276)	(31,706)	(84,117)
Restructuring and other costs	(41,602)	(4,518)	(54,193)	(7,488)
Impairment expense on goodwill and intangible assets	(676,456)	(1,357)	(1,882,187)	(1,935)
Other income, net	56,155	46,558	59,633	79,083
Gain / (loss) on disposal of subsidiary and other assets, net	(660)	28	(660)	28
Interest expense, net	(28,426)	(62,650)	(54,382)	(125,019)
(Loss) / income before taxes	$ (675,357)	$ 23,475	$ (1,889,583)	$ (42,990)